CONSOLIDATED INCOME STATEMENT (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
CONSOLIDATED INCOME STATEMENT
Tax credit on distributions to other equity holders	£ 50	£ 51	£ 51